Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000007054 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007054 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000007054 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007054 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007054 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007054 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007054 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007054 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000007054 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007054 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007055 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007055 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000007055 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007055 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007055 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007055 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007055 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007055 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000007055 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007055 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007056 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007056 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000007056 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007056 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007056 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007056 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007056 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007056 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000007056 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007056 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%